Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2012
Summary of Operating Results for Fastener Business and Aero Quality Sales

The following is the summarized operating results for the fastener business and AQS for the fiscal year ended September 30, 2011 (in thousands).

Fiscal Year Ended September 30, 2011
Net sales	$24,058

Loss from discontinued operations before income taxes	$(2,917)
Income tax benefit	794

Loss from discontinued operations	(2,123)
Net gain on sales of discontinued operations, net of tax	22,032

Income from discontinued operations	$19,909